Schedule I-Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Income/(Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses [Abstract]
General and administration expenses		$ (4,134)	$ (2,804)	$ (2,987)
Operating (loss) / income		(14,713)	(7,055)	81,810
Other (expenses) / income, net [Abstract]
Interest and finance costs - related party		(2,616)	(399)	0
Total other expenses, net		(9,876)	(1,901)	(1,462)
Net (loss) / income		$ (24,623)	$ (8,956)	$ 80,348
Net (loss) / income per common share [Abstract]
Basic and diluted (in dollars per share)		$ (1.20)	$ (0.83)	$ 30.06
Weighted average common shares outstanding [Abstract]
Basic (in shares)		20,553,007	10,773,404	2,672,945
Diluted (in shares)		20,553,007	10,773,404	2,672,950
Seanergy Maritime Holdings Corp. [Member]
Expenses [Abstract]
General and administration expenses		$ (2,115)	$ (1,256)	$ (1,123)
Operating (loss) / income		(2,115)	(1,256)	(1,123)
Other (expenses) / income, net [Abstract]
Interest and finance costs - related party		(2,621)	(399)	0
Other, net		(18)	(9)	8
Total other expenses, net		(2,639)	(408)	8
Equity in (loss)/earnings of subsidiaries	[1]	(19,869)	(7,292)	81,463
Net (loss) / income		$ (24,623)	$ (8,956)	$ 80,348
Net (loss) / income per common share [Abstract]
Basic and diluted (in dollars per share)		$ (1.20)	$ (0.83)	$ 30.06
Weighted average common shares outstanding [Abstract]
Basic (in shares)		20,553,007	10,773,404	2,672,945
Diluted (in shares)		20,553,007	10,773,404	2,672,950

[1]	Eliminated in consolidation